Summary of Significant Accounting Policies (Details Narrative) (10-K)					1 Months Ended	3 Months Ended				12 Months Ended
	Sep. 09, 2020 $ / shares shares	Jul. 06, 2020 USD ($) $ / shares shares	Nov. 30, 2019 $ / shares shares	Jul. 24, 2018	Nov. 30, 2019 USD ($) $ / shares shares	Apr. 03, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 10, 2020 shares	Oct. 31, 2019	Sep. 30, 2018 $ / shares shares	Jan. 02, 2018 shares
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit						$ (332,499,000)				$ (331,930,000)	$ (328,973,000)
Net loss						(569,000)			$ (1,079,000)	(2,957,000)	(9,229,000)	$ (8,131,000)
Cash flows from operations						(453,000)			(1,470,000)	(3,138,000)	(8,803,000)	(6,931,000)
Cash						$ 1,291,000				$ 1,276,000	713,000
Reverse split	1-for-10 reverse stock split			1-for-10 reverse stock split
Net proceeds from sale of our common and preferred shares and warrants											$ 3,900,000
Reverse split conversion ratio	0.1
Par value of common stock | $ / shares	$ 0.001					$ 0.001				$ 0.001	$ 0.001
Wire inventory expensed									190,000	$ 190,000
Common stock issued | shares		400,000
Preferred equity interest, value		$ 1,600,000
Purchase price | $ / shares		$ 4.00
Proceeds from liquidation or dissolution		$ 1,600,000
Gain on sale of production wire equipment									$ 510,000	$ 510,000
Minimum percentage of tax benefit realized						50.00%				50.00%
Operating loss carryforward term										20 years
Impact on basic and diluted per share | $ / shares										$ 0.03	$ 0.12	$ 0.42
Preferred stock, par value | $ / shares						$ 0.001				$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized | shares						2,000,000				2,000,000	2,000,000
Common stock shares authorised | shares	250,000,000					25,000,000				25,000,000	25,000,000		25,000,000
Number of shares issued units, shares | shares										325,000	325,000
Number of shares issued units										$ 325,000	$ 325,000
Income tax percentage										0.00%	0.00%	0.00%
Allied Integral United Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit							$ (52,064,820)			$ (45,522,908)	$ (22,798,067)
Net loss							(6,541,912)	$ (951,959)		(22,724,842)	(18,145,483)
Cash flows from operations							$ (2,120,963)	$ (2,275,644)		$ (9,814,636)	$ (7,826,956)
Par value of common stock | $ / shares							$ 0.01			$ 0.01	$ 0.01				$ 0.01
Preferred stock, par value | $ / shares							$ 0.01			$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares authorized | shares							30,000,000			30,000,000	30,000,000				30,000,000
Common stock shares authorised | shares							100,000,000			100,000,000	100,000,000				100,000,000	400,091
Income tax percentage							0.00%	0.00%		0.00%	0.00%
Allied Integral United Inc [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Lease term							15 years			15 years
Income tax percentage							50.00%			50.00%
Allied Integral United Inc [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Lease term							17 years			17 years
Allied Integral United Inc [Member] | AIU Alternative Care, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage			1.00%		1.00%									1.00%
Percentage of non controlling interest			99.00%		99.00%									99.00%
Number of shares issued units, shares | shares					99,038		41,317
Number of shares issued units					$ 990,387		$ 413,166
Allied Integral United Inc [Member] | AIU Alternative Care, Inc [Member] | Series I Cumulative Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt convertible percentage			10.25%
Preferred stock, par value | $ / shares			$ 0.01		$ 0.01
Preferred stock, shares authorized | shares			1,500,000		1,500,000
Preferred stock, shares designated | shares			700,000		700,000
Common stock shares authorised | shares			1,500,000		1,500,000
Patents And Licenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets										$ 134,000
New Merger Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Clearday payment										120,000
Paycheck Protection Program [Member]
Summary Of Significant Accounting Policies [Line Items]
Protection Program loan amount										$ 468,000